Furniture,Fixtures,Equipment and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Furniture,Fixtures and Equipment and Leasehold Improvements

The following summarizes furniture, fixtures, and equipment and leasehold improvements at December 31:

	2012	2011
Computer equipment	$2,502,390	$806,651
Furniture and office equipment	1,650,540	941,346
Leasehold improvements	304,061	245,608

Total	4,456,991	1,993,605
Less accumulated depreciation	(847,081)	(546,772)

	$3,609,910	$1,446,833